Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended	12 Months Ended
	Jul. 28, 2017	Apr. 10, 2017	Apr. 01, 2016	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
C000016430 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 11,016	$ 10,476	$ 10,011	$ 9,944	$ 10,465	$ 11,064	$ 11,010	$ 10,316		$ 9,941	$ 9,965
C000189731 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			11,148	10,592	10,100	10,023	10,548	11,129	11,074	10,366	$ 9,979
C000016431 [Member]
Account Value [Line Items]
Accumulated Value			9,550		10,261	9,782	9,371	9,332	9,846	10,435	10,420	9,779		9,446	9,493
C000088034 [Member]
Account Value [Line Items]
Accumulated Value			10,000		9,981	9,576	9,242	9,273	9,857	10,526	10,589	10,012		9,744	9,866
C000051003 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,480	10,016	9,608	9,592	10,157	10,781	10,792	10,163		9,842	9,916
C000051002 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,238	10,666	10,172	10,084	10,591	11,175	11,098	10,378		9,981	9,985
C000016435 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,016	10,549	10,107	10,179	10,760	11,180	11,338	10,314		9,924	9,890
C000189732 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,210	10,725	10,265	10,318	10,907	11,322	11,461	10,415	10,020
C000016436 [Member]
Account Value [Line Items]
Accumulated Value			9,550		10,270	9,859	9,480	9,551	10,132	10,554	10,720	9,776		9,438	9,430
C000088036 [Member]
Account Value [Line Items]
Accumulated Value			10,000		9,979	9,652	9,339	9,491	10,134	10,646	10,895	10,010		9,727	9,800
C000088037 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,478	10,095	9,720	9,828	10,442	10,914	11,114	10,160		9,825	9,849
C000088035 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,248	10,750	10,279	10,321	10,899	11,302	11,429	10,375		9,972	9,918
C000016437 [Member]
Account Value [Line Items]
Accumulated Value			10,000		12,535	12,204	11,512	11,573	12,412	11,833	10,886	10,405		10,238	10,157
C000181796 [Member]
Account Value [Line Items]
Accumulated Value		10,000			12,453	12,112	11,402	11,462	12,270	11,695	10,738	10,262	10,087
C000181797 [Member]
Account Value [Line Items]
Accumulated Value		10,000			12,562	12,206	11,490	11,528	12,338	11,739	10,777	10,280	10,095
C000016438 [Member]
Account Value [Line Items]
Accumulated Value			9,550		11,680	11,390	10,768	10,864	11,673	11,164	10,285	9,863		9,721	9,676
C000088038 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,334	11,146	10,620	10,786	11,681	11,256	10,449	10,096		10,026	10,055
C000088039 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,922	11,667	11,051	11,177	12,046	11,543	10,668	10,249		10,127	10,106
C000016439 [Member]
Account Value [Line Items]
Accumulated Value			10,000		12,782	12,420	11,691	11,729	12,554	11,944	10,965	10,460		10,271	10,178
C000191079 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,074	12,587	12,224	11,500	11,543	12,339	11,743	10,766	10,273
C000191080 [Member]
Account Value [Line Items]
Accumulated Value	10,000			10,088	12,827	12,431	11,672	11,680	12,468	11,833	10,836	10,309
C000016440 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,644	11,220	10,686	10,465	10,484	10,765	10,649	10,192		9,969	9,986
C000189733 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,749	11,322	10,772	10,539	10,537	10,809	10,693	10,224	9,989
C000016441 [Member]
Account Value [Line Items]
Accumulated Value			9,775		11,113	10,734	10,249	10,063	10,106	10,395	10,317	9,889		9,696	9,747
C000088041 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,534	10,263	9,871	9,757	9,876	10,247	10,236	9,894		9,776	9,894
C000088042 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,073	10,734	10,274	10,102	10,177	10,496	10,442	10,032		9,861	9,938
C000088040 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,879	11,435	10,870	10,612	10,611	10,873	10,735	10,254		10,008	10,016
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,835	11,342	10,814	10,633	11,168	11,651	11,569	10,620		10,165	10,044
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,754	11,264	10,740	10,561	11,092	11,572	11,490	10,548	10,096
Bloomberg U.S. Aggregate Bond (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000			9,933	11,565	11,083	10,567	10,391	10,913	11,386	11,305	10,378
Bloomberg U.S. GNMA [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,472	10,874	10,338	10,171	10,648	11,162	11,202	10,485		10,037	10,009
Bloomberg U.S. GNMA (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,447	10,850	10,315	10,148	10,624	11,137	11,177	10,462	10,015
Bloomberg U.S. Government/MBS [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,275	10,828	10,328	10,265	10,759	11,231	11,527	10,416		9,987	9,929
Bloomberg U.S. Government/MBS (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,333	10,884	10,381	10,318	10,815	11,289	11,586	10,470	10,038
Bloomberg U.S. TIPS [Member]
Account Value [Line Items]
Accumulated Value			10,000		13,006	12,627	11,894	11,840	12,604	12,086	11,239	10,518		10,241	10,148
Bloomberg U.S. TIPS (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			12,811	12,438	11,716	11,663	12,416	11,905	11,071	10,361	10,088
Bloomberg U.S. TIPS (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,080	12,801	12,429	11,707	11,654	12,406	11,896	11,062	10,353
Bloomberg U.S. 1-3 Year Government Bond [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000		11,927	11,494	10,903	10,587	10,563	10,894	10,855	10,302		$ 10,027	$ 10,025
Bloomberg U.S. 1-3 Year Government Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,897	$ 11,465	$ 10,875	$ 10,561	$ 10,536	$ 10,866	$ 10,828	$ 10,276	$ 10,002